Share-Based Payment - Schedule of Number of Share Options and the Weighted Average Exercise Prices (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Number of Share Options and the Weighted Average Exercise Prices [Abstract]
Number of options, Share options outstanding at beginning of year	37,157	84,415
Weighted average exercise price, Share options outstanding at beginning of year	$ 100.4	$ 160.2
Number of options, Share options granted during the year		12,824
Weighted average exercise price, Share options granted during the year		$ 11.4
Number of options, Share options exercised during the year	(680)	14,588
Weighted average exercise price, Share options exercised during the year	$ 0.5	$ 12.8
Number of options, Share options forfeited during the year	(132)	955
Weighted average exercise price, Share options forfeited during the year	$ 0.4	$ 0.4
Number of options, Share options expired during the year	(19,912)	44,538
Weighted average exercise price, Share options expired during the year	$ 165.1	$ 179.1
Number of options, Share options outstanding at end of year	16,433	37,158
Weighted average exercise price, Share options outstanding at end of year	$ 28.4	$ 100.1
Number of options, Share options exercisable at end of year	16,104	35,969
Weighted average exercise price, Share options exercisable at end of year	$ 25.2	$ 99.5